Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 12, 2019	Jul. 31, 2019	Jun. 30, 2019	Sep. 28, 2016	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018	May 10, 2018	Aug. 31, 2017
Preferred stock, par value					$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares held by shareholders				25,600,000
Conversion description				The preferred stock that is the subject of such contingent option provides a right to elect a majority of the directors on the Board of Directors of the Corporation and does not include any rights to dividends, conversion to shares of common stock, or preference upon liquidation of the Corporation. The contingent option is exercisable only upon the acquisition of a 20% or greater voting interest in the Corporation by a party other than the founding shareholders, or prior to any proposed merger, consolidation (in which the Corporation’s common stock is changed or exchanged) or sale of at least 50% of the Corporation’s assets or earning power (other than a reincorporation). The right to exercise the option terminates on December 31, 2023.
Class of warrant or right expiration date
Proceeds from exercise of warrants						$ 660,000	$ 660,000	$ 75,000
Exercise price							$ 63.60	$ 105.60
Weighted average life of outstanding warrants in years							4 years 4 months 24 days
Number of shares outstanding, Beginning balance							50,749	1,348,745		19,750
Dividend yield							0.00%	0.00%
Volatility							119.00%	121.00%
Director Services [Member]
Value							$ 263,000
Shares							4,985
Institutional Investors [Member]
Risk free rate					2.49%		2.49%
Volatility					122.00%		122.00%
J. Steven Holmes [Member]
Proceeds from cash against future services			$ 325,000
Price per share		$ 23.28
Returned shares of common stock		13,954
Warrant [Member]
Shares issued upon exercise of warrants							6,688	37,500
Fair value exercise price per share								$ 80.00
Dividend yield	0.00%						0.00%
Expected maturity period	4 years 2 months 12 days						5 years
Risk free rate	2.41%						2.78%
Volatility	122.00%						120.00%
Warrant [Member] | Institutional Investors [Member]
Risk free rate					2.49%		2.49%
Volatility					122.00%		122.00%
Common stock shares issued upon conversion of convertible debt							174,081
Warrant One [Member]
Exercise price							$ 70.00
Weighted average life of outstanding warrants in years							4 years 7 months 6 days
Number of shares outstanding, Beginning balance							74,390
Warrant Three [Member]
Exercise price							$ 70.00
Weighted average life of outstanding warrants in years							3 years 9 months 18 days
Number of shares outstanding, Beginning balance							30,523